Income Taxes - Schedule of the Movement of Valuation Allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	¥ 29,962,716	¥ 24,156,986
Disposal of a subsidiary
Additions	8,867,458	6,240,696
Decrease		(434,966)
Balance at end of the year	¥ 38,830,174	¥ 29,962,716